UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21934

 NAME OF REGISTRANT:                     RiverNorth Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 325 N Lasalle St.
                                         Suite 645
                                         Chicago, IL 60654

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Marc L. Collins
                                         325 North LaSalle Street,
                                         Suite 645
                                         Chicago, IL 60654

 REGISTRANT'S TELEPHONE NUMBER:          312 832 1440

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


All proxies required to be voted proportionally were done so.  Some matters had too few votes for (or against) a proposal to equal more than 1%
RiverNorth Funds
--------------------------------------------------------------------------------------------------------------------------
  MORGAN STANLEY EMERGING MKTS                                                               Agenda Number:  935436065
--------------------------------------------------------------------------------------------------------------------------
        Security:  617477104
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2021
          Ticker:  EDD
            ISIN:  US6174771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Patricia Maleski#                                         Mgmt          Split 93% For 7% Withheld      Split
       Nancy C. Everett*                                         Mgmt          Split 89% For 11% Withheld     Split
       Michael F. Klein*                                         Mgmt          Split 93% For 7% Withheld      Split
       W. Allen Reed*                                            Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  935340579
--------------------------------------------------------------------------------------------------------------------------
        Security:  00301W105
    Meeting Type:  Annual
    Meeting Date:  01-Apr-2021
          Ticker:  AEF
            ISIN:  US00301W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director for three year               Mgmt          Split 96% For 4% Against       Split
       term until 2024 Annual Meeting: Nancy Yao
       Maasbach

1.2    Election of Class I Director for three year               Mgmt          Split 96% For 4% Against       Split
       term until 2024 Annual Meeting: Rahn Porter

2.1    To consider the continuation of the term of               Mgmt          Split 96% For 4% Against       Split
       one Class III Director under the Fund's
       Corporate Governance Policies for a
       two-year term ending in 2023: Steven N.
       Rappaport




--------------------------------------------------------------------------------------------------------------------------
 AGBA ACQUISITION LIMITED                                                                    Agenda Number:  935256962
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0120M133
    Meeting Type:  Annual
    Meeting Date:  18-Aug-2020
          Ticker:  AGBAU
            ISIN:  VGG0120M1335
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gordon Lee                                                Mgmt          For                            For
       Vera Tan                                                  Mgmt          For                            For
       Eric Lam                                                  Mgmt          For                            For
       Brian Chan                                                Mgmt          For                            For
       Thomas Ng                                                 Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF MARCUM                 Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 AGBA ACQUISITION LIMITED                                                                    Agenda Number:  935329082
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0120M109
    Meeting Type:  Special
    Meeting Date:  05-Feb-2021
          Ticker:  AGBA
            ISIN:  VGG0120M1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED MEMORANDUM AND
       ARTICLES OF ASSOCIATION TO EXTEND THE DATE
       BY WHICH THE COMPANY HAS TO CONSUMMATE A
       BUSINESS COMBINATION (THE "EXTENSION")
       THREE (3) TIMES FOR AN ADDITIONAL THREE
       MONTHS EACH TIME FROM FEBRUARY 16, 2021 TO
       NOVEMBER 16, 2021.

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FD                                                     Agenda Number:  935340606
--------------------------------------------------------------------------------------------------------------------------
        Security:  01879R106
    Meeting Type:  Annual
    Meeting Date:  25-Mar-2021
          Ticker:  AWF
            ISIN:  US01879R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Marshall C. Turner, Jr.                                   Mgmt          Split 88% For 12% Withheld     Split
       Garry L. Moody                                            Mgmt          Split 88% For 12% Withheld     Split
       Jeanette W. Loeb                                          Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONVERTIBLE & INCOME                                                              Agenda Number:  935238635
--------------------------------------------------------------------------------------------------------------------------
        Security:  018828707
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  NCVPRA
            ISIN:  US0188287074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Trustee: Sarah E. Cogan                       Mgmt          Split 98% For 2% Abstain       Split

1B.    Election of Trustee: Davey S. Scoon                       Mgmt          Split 98% For 2% Abstain       Split

1C.    Election of Trustee: James A. Jacobson                    Mgmt          Split 98% For 2% Abstain       Split




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONVERTIBLE & INCOME                                                              Agenda Number:  935277322
--------------------------------------------------------------------------------------------------------------------------
        Security:  018828707
    Meeting Type:  Special
    Meeting Date:  25-Feb-2021
          Ticker:  NCVPRA
            ISIN:  US0188287074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a new Investment Advisory                     Mgmt          Split 92% For 5% Against 3% AbstainSplit
       Agreement with Virtus Investment Advisers,
       Inc. by Shareholders of AllianzGI
       Convertible & Income Fund (NCV).

2.     Approval of a new Subadvisory Agreement by                Mgmt          Split 92% For 5% Against 3% AbstainSplit
       and among the Fund, Virtus Investment
       Advisers, Inc. and Allianz Global Investors
       U.S. LLC by Shareholders of AllianzGI
       Convertible & Income Fund (NCV).

3.     The transaction of such other business as                 Mgmt          Split 92% For 5% Against 3% AbstainSplit
       may properly come before the Special
       Meeting and any adjournment(s) or
       postponement(s) thereof.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI NFJ DIVERSIFIED, INT & PREM ST                                                    Agenda Number:  935238685
--------------------------------------------------------------------------------------------------------------------------
        Security:  01883A107
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  NFJ
            ISIN:  US01883A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Trustee: Sarah E. Cogan                       Mgmt          Split 80% For 20% Abstain      *

1B.    Election of Trustee: F. Ford Drummond                     Mgmt          Split 80% For 20% Abstain      *

1C.    Election of Trustee: Alan Rappaport                       Mgmt          Split 80% For 20% Abstain      *

1D.    Election of Trustee: Davey S. Scoon                       Mgmt          Split 80% For 20% Abstain      *




--------------------------------------------------------------------------------------------------------------------------
 AMPLITUDE HEALTHCARE ACQUISITION CORP                                                       Agenda Number:  935315805
--------------------------------------------------------------------------------------------------------------------------
        Security:  03212A105
    Meeting Type:  Annual
    Meeting Date:  22-Dec-2020
          Ticker:  AMHC
            ISIN:  US03212A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratification of the selection of                          Mgmt          For                            For
       WithumSmith+Brown, PC by the audit
       committee to serve as the Company's
       independent registered public accounting
       firm for the year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 APOLLO SENIOR FLOATING RATE, INC.                                                           Agenda Number:  935386626
--------------------------------------------------------------------------------------------------------------------------
        Security:  037638103
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2021
          Ticker:  AIF
            ISIN:  US0376381036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Barry Cohen                                               Mgmt          Split 67% For 33% Withheld     Split
       Elliot Stein, Jr.                                         Mgmt          Split 22% For 78% Withheld     Split

2.     To transact such other business as may                    Mgmt          Split 20% For 57% Against 23% AbstainSplit
       properly come before the Annual Meetings or
       any adjournments or postponements thereof.




--------------------------------------------------------------------------------------------------------------------------
 APOLLO SENIOR FLOATING RATE, INC.                                                           Agenda Number:  935445367
--------------------------------------------------------------------------------------------------------------------------
        Security:  037638103
    Meeting Type:  Special
    Meeting Date:  28-Jun-2021
          Ticker:  AIF
            ISIN:  US0376381036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     The issuance of additional shares of AIF                  Mgmt          Split 92% For 7% Against 1% AbstainSplit
       common stock in connection with the
       reorganization of Apollo Senior Floating
       Rate Fund Inc. into AIF.

B.     The amendment of AIF's fundamental                        Mgmt          Split 91% For 8% Against 1% AbstainSplit
       investment restriction with respect to
       making loans.




--------------------------------------------------------------------------------------------------------------------------
 ARES DYNAMIC                                                                                Agenda Number:  935365709
--------------------------------------------------------------------------------------------------------------------------
        Security:  04014F102
    Meeting Type:  Annual
    Meeting Date:  11-May-2021
          Ticker:  ARDC
            ISIN:  US04014F1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class I Director to serve for a               Mgmt          Split 97% For 3% Abstain       Split
       term expiring in 2023 Annual Meeting: Paula
       B. Pretlow

1B.    Election of Class II Director to serve for                Mgmt          Split 97% For 3% Abstain       Split
       a term expiring in 2024 Annual Meeting:
       Seth J. Brufsky

1C.    Election of Class II Director to serve for                Mgmt          Split 74% For 26% Abstain      Split
       a term expiring in 2024 Annual Meeting:
       John J. Shaw




--------------------------------------------------------------------------------------------------------------------------
 BARINGS BDC, INC.                                                                           Agenda Number:  935311314
--------------------------------------------------------------------------------------------------------------------------
        Security:  06759L103
    Meeting Type:  Special
    Meeting Date:  23-Dec-2020
          Ticker:  BBDC
            ISIN:  US06759L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the issuance of shares of                      Mgmt          Split 97% For 2% Against 1% AbstainSplit
       Barings BDC, Inc. ("Barings BDC") common
       stock, $0.001 par value per share ("Barings
       BDC Common Stock"), pursuant to the
       Agreement and Plan of Merger, dated as of
       August 10, 2020, by and among Barings BDC,
       Mustang Acquisition Sub, Inc., MVC Capital,
       Inc. and Barings LLC ("Merger Agreement").

2.     To approve the issuance of shares of                      Mgmt          Split 94% For 6% Against       Split
       Barings BDC Common Stock pursuant to the
       Merger Agreement at a price below its then-
       current net asset value per share, if
       applicable.

3.     To approve an amended and restated                        Mgmt          Split 97% For 2% Against 1% AbstainSplit
       investment advisory agreement between
       Barings BDC and Barings LLC.

4.     To approve the adjournment of the Barings                 Mgmt          Split 96% For 4% Against       Split
       BDC special meeting, if necessary or
       appropriate, to solicit additional proxies,
       in the event that there are insufficient
       votes at the time of the Barings BDC
       special meeting to approve Proposal 1,
       Proposal 2 or Proposal 3.




--------------------------------------------------------------------------------------------------------------------------
 BARINGS BDC, INC.                                                                           Agenda Number:  935375104
--------------------------------------------------------------------------------------------------------------------------
        Security:  06759L103
    Meeting Type:  Annual
    Meeting Date:  20-May-2021
          Ticker:  BBDC
            ISIN:  US06759L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class III Director to serve                   Mgmt          Split 98% For 2% Against       Split
       until the 2024 Annual Meeting: David
       Mihalick

1B.    Election of Class III Director to serve                   Mgmt          Split 75% For 25% Against      Split
       until the 2024 Annual Meeting: Thomas W.
       Okel

1C.    Election of Class III Director to serve                   Mgmt          Split 75% For 25% Against      Split
       until the 2024 Annual Meeting: Jill
       Olmstead

2.     To authorize the Company, with subsequent                 Mgmt          Split 89% For 10% Against 1% AbstainSplit
       approval of its Board of Directors, to
       issue and sell shares of its common stock
       at a price below its then current net asset
       value per share in one or more offerings,
       subject to certain limitations (including,
       without limitation, that the number of
       shares does not exceed 30% of its then
       outstanding common stock immediately prior
       to each such offering).




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  935237330
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia L. Egan                                           Mgmt          Split 92% For 8% Withheld      Split
       Michael J. Castellano                                     Mgmt          Split 78% For 22% Withheld     Split
       Catherine A. Lynch                                        Mgmt          Split 77% For 23% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLOATING RATE INCOME TRUST                                                        Agenda Number:  935237823
--------------------------------------------------------------------------------------------------------------------------
        Security:  091941104
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BGT
            ISIN:  US0919411043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          Split 83% For 17% Withheld     Split
       R. Glenn Hubbard                                          Mgmt          Split 81% For 19% Withheld     Split
       John M. Perlowski                                         Mgmt          Split 83% For 17% Withheld     Split
       W. Carl Kester                                            Mgmt          Split 83% For 17% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  935237330
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia L. Egan                                           Mgmt          Split 69% For 31% Withheld     Split
       Michael J. Castellano                                     Mgmt          Split 66% For 34% Withheld     Split
       Catherine A. Lynch                                        Mgmt          Split 69% For 31% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL OPPORTUNITIES EQUITY TR                                                    Agenda Number:  935237823
--------------------------------------------------------------------------------------------------------------------------
        Security:  092501105
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BOE
            ISIN:  US0925011050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          No vote
       R. Glenn Hubbard                                          Mgmt          No vote
       John M. Perlowski                                         Mgmt          No vote
       W. Carl Kester                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK RESOURCES & COMMODITIES STRAT                                                     Agenda Number:  935237823
--------------------------------------------------------------------------------------------------------------------------
        Security:  09257A108
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BCX
            ISIN:  US09257A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          Split 94% For 6% Withheld      Split
       R. Glenn Hubbard                                          Mgmt          Split 97% For 3% Withheld      Split
       John M. Perlowski                                         Mgmt          Split 97% For 3% Withheld      Split
       W. Carl Kester                                            Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 BLACKSTONE / GSO SENIOR FLT RATE TERM FD                                                    Agenda Number:  935352625
--------------------------------------------------------------------------------------------------------------------------
        Security:  09256U105
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2021
          Ticker:  BSL
            ISIN:  US09256U1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Nominee for Trustee: Thomas W.                Mgmt          Split 96% For 4% Abstain       Split
       Jasper

1B.    Election of Nominee for Trustee: Gary S.                  Mgmt          Split 95% For 5% Abstain       Split
       Schpero




--------------------------------------------------------------------------------------------------------------------------
 BLACKSTONE FUNDS                                                                            Agenda Number:  935352637
--------------------------------------------------------------------------------------------------------------------------
        Security:  09257D102
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2021
          Ticker:  BGX
            ISIN:  US09257D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A.    Election of Nominee for Trustee: Gary S.                  Mgmt          Split 93% For 7% Abstain       Split
       Schpero




--------------------------------------------------------------------------------------------------------------------------
 BLACKSTONE FUNDS                                                                            Agenda Number:  935352649
--------------------------------------------------------------------------------------------------------------------------
        Security:  09257R101
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2021
          Ticker:  BGB
            ISIN:  US09257R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3A.    Election of Nominee for Trustee: Gary S.                  Mgmt          Split 96% For 4% Abstain       Split
       Schpero




--------------------------------------------------------------------------------------------------------------------------
 BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD                                                       Agenda Number:  935196178
--------------------------------------------------------------------------------------------------------------------------
        Security:  10537L104
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  BWG
            ISIN:  US10537L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new management agreement with                Mgmt          No vote
       Legg Mason Partners Fund Advisor, LLC

2A.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Brandywine Global Investment
       Management, LLC.




--------------------------------------------------------------------------------------------------------------------------
 BRANDYWINEGLOBAL-GLOBAL INCOME OPP FD                                                       Agenda Number:  935342131
--------------------------------------------------------------------------------------------------------------------------
        Security:  10537L104
    Meeting Type:  Annual
    Meeting Date:  09-Apr-2021
          Ticker:  BWG
            ISIN:  US10537L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          Split 47% For 52% Against 1% AbstainSplit
       until the 2024 Annual Meeting of
       Stockholders: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          Split 47% For 52% Against 1% AbstainSplit
       until the 2024 Annual Meeting of
       Stockholders: Eileen A. Kamerick

2.     To ratify the selection of                                Mgmt          Split 99% For 1% Abstain       Split
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending October 31,
       2021.




--------------------------------------------------------------------------------------------------------------------------
 CALAMOS INVESTMENTS                                                                         Agenda Number:  935440608
--------------------------------------------------------------------------------------------------------------------------
        Security:  12812C106
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2021
          Ticker:  CPZ
            ISIN:  US12812C1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John E. Neal                                              Mgmt          Split 75% For 25% Withheld     Split
       Karen L. Stuckey                                          Mgmt          Split 75% For 25% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 CHURCHILL CAP CORP II                                                                       Agenda Number:  935450089
--------------------------------------------------------------------------------------------------------------------------
        Security:  17143G106
    Meeting Type:  Special
    Meeting Date:  10-Jun-2021
          Ticker:  CCX
            ISIN:  US17143G1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Merger Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve the Agreement
       and Plan of Merger, dated as of October 12,
       2020 (as it may be amended and/or restated
       from time to time, the "Skillsoft Merger
       Agreement"), by and among Churchill and
       Software Luxembourg Holding S.A.
       ("Skillsoft"), and the transactions
       contemplated thereby.

2.     The Merger Issuance Proposal - To consider                Mgmt          For                            For
       and vote upon a proposal to approve, for
       purposes of complying with applicable
       listing rules of the New York Stock
       Exchange (the "NYSE"), the issuance of
       shares of Churchill Class A common stock
       and Churchill Class C common stock pursuant
       to the Skillsoft Merger Agreement.

3.     The Charter Amendment Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal to adopt
       an amendment (the "Charter Amendment") to
       Churchill's amended and restated
       certificate of incorporation currently in
       effect (the "Existing Charter") in the form
       attached to the Joint Proxy
       Statement/Prospectus as Annex B.

4.     The Charter Approval Proposal - To consider               Mgmt          For                            For
       and vote upon a proposal to adopt the
       Second Amended and Restated Certificate of
       Incorporation (the "Proposed Charter") in
       the form attached to the Joint Proxy
       StatementProspectus as Annex C.

5.     The Governance Proposal - To consider and                 Mgmt          For                            For
       act upon, on a non- binding advisory basis,
       a separate proposal with respect to certain
       governance provisions in the Proposed
       Charter in order to give holders of
       Churchill common stock the opportunity to
       present their separate views on important
       corporate governance procedures.

6A.    Election of Director: Jeffrey R. Tarr                     Mgmt          For                            For

6B.    Election of Director: Helena B. Foulkes                   Mgmt          For                            For

6C.    Election of Director: Ronald W. Hovsepian                 Mgmt          For                            For

6D.    Election of Director: Michael Klein                       Mgmt          For                            For

6E.    Election of Director: Karen G. Mills                      Mgmt          For                            For

6F.    Election of Director: Lawrence H. Summers                 Mgmt          For                            For

6G.    Election of Director: Peter Schmitt                       Mgmt          For                            For

7.     The Prosus PIPE Issuance Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve, for purposes of complying with the
       applicable listing rules of the NYSE, the
       issuance of shares of Churchill Class A
       common stock pursuant to the Prosus
       Subscription Agreement (including the
       shares issuable (i) upon Prosus's exercise
       of the Prosus Top-Up Right and (ii) upon
       Prosus's exercise of the Prosus Warrants
       (each as defined in the Joint Proxy
       Statement/Prospectus)).

8.     The SuRo PIPE Issuance Proposal - To                      Mgmt          For                            For
       consider and vote upon a proposal to
       approve, for purposes of complying with the
       applicable listing rules of the NYSE, the
       issuance of shares of Class A common stock
       pursuant to the SuRo Subscription Agreement
       (as defined in the Joint Proxy
       Statement/Prospectus).

9.     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to approve and
       adopt the Incentive Plan (as defined in the
       Joint Proxy Statement/Prospectus).

10.    The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Churchill Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes.




--------------------------------------------------------------------------------------------------------------------------
 CLOUGH GLOBAL EQUITY FUND                                                                   Agenda Number:  935228139
--------------------------------------------------------------------------------------------------------------------------
        Security:  18914C100
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  GLQ
            ISIN:  US18914C1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       Edmund J. Burke                                           Mgmt          Split 98% For 2% Withheld      Split
       Vincent W. Versaci                                        Mgmt          Split 98% For 2% Withheld      Split
       Clifford J. Weber                                         Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 CLOUGH GLOBAL OPPORTUNITIES FUND                                                            Agenda Number:  935228127
--------------------------------------------------------------------------------------------------------------------------
        Security:  18914E106
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  GLO
            ISIN:  US18914E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3.     DIRECTOR
       Robert L. Butler                                          Mgmt          Split 93% For 7% Withheld      Split
       Karen DiGravio                                            Mgmt          Split 93% For 7% Withheld      Split
       Kevin McNally                                             Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 DUFF & PHELPS UTILITY & CORP BD TR INC.                                                     Agenda Number:  935329068
--------------------------------------------------------------------------------------------------------------------------
        Security:  26432K108
    Meeting Type:  Special
    Meeting Date:  22-Feb-2021
          Ticker:  DUC
            ISIN:  US26432K1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a proposal to approve and adopt               Mgmt          Split 98% For 1% Against 1% AbstainSplit
       the agreement and plan of merger, dated as
       of November 23, 2020, by and between DUC
       and DNP Select Income Fund Inc., a Maryland
       Corporation.




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE FLOATING RATE 2022                                                              Agenda Number:  935340531
--------------------------------------------------------------------------------------------------------------------------
        Security:  27831H100
    Meeting Type:  Annual
    Meeting Date:  15-Apr-2021
          Ticker:  EFL
            ISIN:  US27831H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Thomas E. Faust Jr.                                       Mgmt          Split 98% For 2% Withheld      Split
       Mark R. Fetting                                           Mgmt          Split 44% For 56% Withheld     Split
       Keith Quinton                                             Mgmt          Split 44% For 56% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE LIMITED DURATION INCOME FD                                                      Agenda Number:  935319473
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828H105
    Meeting Type:  Annual
    Meeting Date:  11-Feb-2021
          Ticker:  EVV
            ISIN:  US27828H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A)    DIRECTOR
       Helen Frame Peters                                        Mgmt          Split 62% For 38% Withheld     Split
       Marcus L. Smith                                           Mgmt          Split 62% For 38% Withheld     Split
       Susan J. Sutherland                                       Mgmt          Split 62% For 38% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE LIMITED DURATION INCOME FD                                                      Agenda Number:  935312556
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828H105
    Meeting Type:  Special
    Meeting Date:  23-Feb-2021
          Ticker:  EVV
            ISIN:  US27828H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Approval of a new investment advisory                     Mgmt          Split 95% For 2% Against 3% AbstainSplit
       agreement with Eaton Vance Management to
       continue to serve as the Fund's investment
       adviser.




--------------------------------------------------------------------------------------------------------------------------
 FAR POINT ACQUISITION CORPORATION                                                           Agenda Number:  935257546
--------------------------------------------------------------------------------------------------------------------------
        Security:  30734W109
    Meeting Type:  Special
    Meeting Date:  24-Aug-2020
          Ticker:  FPAC
            ISIN:  US30734W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt Agreement and Plan of                Mgmt          For                            Against
       Merger, dated as of January 16, 2020
       ("Merger Agreement"), and business
       combination contemplated by such agreement
       ("Business Combination"), by and among
       FPAC, SL Globetrotter, L.P., a Cayman
       Islands exempted limited partnership,
       Global Blue Group Holding AG, a stock
       corporation incorporated under Swiss law,
       with its registered office in Zurichstrasse
       38, 8306 Bruttisellen, Switzerland, Global
       Blue US Holdco LLC, a Delaware limited
       liability company, Global Blue US Merger
       Sub Inc.

2.     The Adjournment Proposal: To approve the                  Mgmt          For                            Against
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or for any other
       reason in connection with, the approval of
       one or more of the other proposals at the
       Special Meeting.




--------------------------------------------------------------------------------------------------------------------------
 FIRST EAGLE ALTERNATIVE CAPITAL BDC, INC                                                    Agenda Number:  935422749
--------------------------------------------------------------------------------------------------------------------------
        Security:  26943B100
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2021
          Ticker:  FCRD
            ISIN:  US26943B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Christopher J. Flynn                                      Mgmt          Split 93% For 7% Withheld      Split
       E.P. Giambastiani, Jr.                                    Mgmt          Split 91% For 9% Withheld      Split
       Nancy Hawthorne                                           Mgmt          Split 91% For 9% Withheld      Split
       James D. Kern                                             Mgmt          Split 92% For 8% Withheld      Split
       Deborah McAneny                                           Mgmt          Split 93% For 7% Withheld      Split
       Jane Musser Nelson                                        Mgmt          Split 94% For 6% Withheld      Split

2.     To ratify the appointment of                              Mgmt          Split 95% For 3% Against 2% AbstainSplit
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for such Company for the fiscal year
       ending December 31, 2021.

3.     To approve an amendment to our Third                      Mgmt          Split 92% For 7% Against 1% AbstainSplit
       Amended and Restated Certificate of
       Incorporation ("Charter") to remove the
       ability of the continuing directors to
       remove any director for cause and allow
       stockholders to remove directors, with or
       without cause, by the holders of a majority
       of shares then entitled to vote.

4.     To approve the adjournment of the Annual                  Mgmt          Split 92% For 6% Against 2% AbstainSplit
       Meeting, if necessary or appropriate, to
       solicit additional proxies.




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935337293
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2021
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Erickson                                       Mgmt          Split 26% For 74% Withheld     Split
       Thomas R. Kadlec                                          Mgmt          Split 26% For 74% Withheld     Split

2.     If properly presented at the Meeting, a                   Shr           Split 30% For 68% Against 2% AbstainSplit
       shareholder proposal to terminate all
       investment advisory and management
       agreements pertaining to the Fund.




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935361636
--------------------------------------------------------------------------------------------------------------------------
        Security:  33739M100
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2021
          Ticker:  FPL
            ISIN:  US33739M1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Erickson                                       Mgmt          Split 48% For 52% Withheld     Split
       Thomas R. Kadlec                                          Mgmt          Split 48% For 52% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 GREENVISION ACQUISITION CORP.                                                               Agenda Number:  935411734
--------------------------------------------------------------------------------------------------------------------------
        Security:  39678G103
    Meeting Type:  Annual
    Meeting Date:  12-May-2021
          Ticker:  GRNV
            ISIN:  US39678G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Amend the Company's                  Mgmt          For                            For
       amended and restated certificate of
       incorporation to extend the date by which
       the Company has to consummate a business
       combination from May 21, 2021 to August 19,
       2021.

2.     DIRECTOR
       Zhigeng (David) Fu                                        Mgmt          For                            For
       Qi (Karl) Ye                                              Mgmt          For                            For
       He (Herbert) Yu                                           Mgmt          For                            For
       Jonathan Intrater                                         Mgmt          For                            For
       Lee Stern                                                 Mgmt          For                            For

3.     Adjournment of Meeting: Approve the                       Mgmt          For                            For
       adjournment of the annual meeting under
       certain circumstances, if necessary or
       advisable, to permit further solicitation
       of proxies in the event there are not
       sufficient votes at the time of the special
       meeting to approve the Extension Amendment.




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  935268068
--------------------------------------------------------------------------------------------------------------------------
        Security:  00764C109
    Meeting Type:  Annual
    Meeting Date:  30-Sep-2020
          Ticker:  AVK
            ISIN:  US00764C1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Trustee: Mr. Daniel L.               Mgmt          Split 64% For 34% Against 2% AbstainSplit
       Black

1B.    Election of Class II Trustee: Mr. Michael                 Mgmt          Split 64% For 34% Against 2% AbstainSplit
       A. Smart




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  935347131
--------------------------------------------------------------------------------------------------------------------------
        Security:  40167B100
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2021
          Ticker:  GPM
            ISIN:  US40167B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Director for term                    Mgmt          Split 56% For 42% Against 2% AbstainSplit
       ending 2024: Thomas F. Lydon, Jr.

1B.    Election of Class II Director for term                    Mgmt          Split 56% For 42% Against 2% AbstainSplit
       ending 2024: Ronald A. Nyberg




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE MERGER CORP.                                                                     Agenda Number:  935286686
--------------------------------------------------------------------------------------------------------------------------
        Security:  42227L102
    Meeting Type:  Special
    Meeting Date:  30-Oct-2020
          Ticker:  HCCO
            ISIN:  US42227L1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve, assuming the Charter Proposals and
       the NASDAQ Proposal are approved and
       adopted, the Agreement and Plan of Merger,
       dated as of July 29, 2020, by and among
       Specialists On Call, Inc. ("SOC Telemed"),
       HCMC, Sabre Merger Sub I, Inc., a wholly
       owned subsidiary of HCMC ("First Merger
       Sub"), and Sabre Merger Sub II, LLC, a
       wholly owned subsidiary of HCMC ("Second
       Merger Sub"), pursuant to which First
       Merger Sub will merge with and into SOC
       Telemed, with SOC Telemed being the
       surviving corporation.

2.     Increase the total number of authorized                   Mgmt          For                            For
       shares of all classes of capital stock from
       111,000,000 shares to 505,000,000, which
       would consist of (i) 500,000,000 shares of
       Class A common stock and (ii) 5,000,000
       shares of preferred stock.

3.     Require the affirmative vote of either a                  Mgmt          For                            For
       majority of the board of directors then in
       office or the holders of two-thirds of the
       voting power of the outstanding shares of
       capital stock for the adoption, amendment,
       alteration or repeal of the bylaws;
       provided that if two-thirds of the board of
       directors then in office has approved such
       adoption, amendment alteration or repeal of
       any provisions of the bylaws, then only the
       affirmative vote of the holders of at least
       a majority of the voting power of the
       outstanding shares of capital stock.

4.     Require the affirmative vote of either a                  Mgmt          For                            For
       majority of the board of directors or the
       holders of two-thirds of the voting power
       of the outstanding shares of capital stock
       for the adoption, amendment, alteration or
       repeal of certain provisions of the
       charter; provided that if two-thirds of the
       board of directors has approved such
       adoption, amendment, alteration or repeal,
       then only the affirmative vote of the
       holders of at least a majority of the
       voting power of the outstanding shares of
       capital stock.

5.     Provide that certain transactions would not               Mgmt          For                            For
       be considered "competitive opportunities"
       and that each of Warburg Pincus Private
       Equity XI, L.P., Warburg Pincus Private
       Equity XI-B, L.P., Warburg Pincus XI
       Partners, L.P., WP XI Partners, L.P.,
       Warburg Pincus Private Equity XI-C, L.P.
       and WP XI Finance, LP and their respective
       affiliates, directors, principals,
       officers, employees and other
       representatives is not subject to the
       doctrine of corporate opportunity and does
       not have any duty to refrain from engaging
       directly or indirectly in an investment

6.     Provide that, in addition to the                          Mgmt          For                            For
       indemnification provisions in the existing
       charter, (i) HCMC shall be the indemnitor
       of first resort,(ii) HCMC shall be required
       to advance the full amount of expenses
       incurred by indemnitees and shall be liable
       for the full amount of all claims to the
       extent legally permitted (III) HCMC
       irrevocably waives, relinquishes and
       releases such persons from any and all
       claims against them for contribution,
       subrogation or any other recovery of any
       kind in respect thereof

7.     Clarify that the exclusive jurisdiction of                Mgmt          For                            For
       the Court of Chancery of the State of
       Delaware shall not apply to suits brought
       to enforce any duty or liability under the
       Securities Act of 1933, as amended, or the
       Securities Exchange Act of 1934, as amended
       ("Exchange Act"), or any other claim for
       which the federal courts have exclusive or
       concurrent jurisdiction. To the fullest
       extent permitted by law, the federal
       district courts of the United States of
       America shall be the sole and exclusive
       forum for the resolution of claims arising
       under the Securities Act.

8.     Authorize all other proposed changes,                     Mgmt          For                            For
       including, among others, those (i)
       resulting from the Business Combination,
       including changing the post-business
       combination corporate name from "Healthcare
       Merger Corp." to "SOC Telemed, Inc." and
       removing certain provisions relating to
       HCMC's prior status as a blank check
       company and HCMC Class B common stock that
       will no longer apply upon the Closing, or
       (ii) that are administrative or clarifying
       in nature, including the deletion of
       language without substantive effect.

9A.    Election of Director: Bobbie Byrne                        Mgmt          For                            For

9B.    Election of Director: Thomas J. Carella                   Mgmt          For                            For

9C.    Election of Director: Joseph P. Greskoviak                Mgmt          For                            For

9D.    Election of Director: John W. Kalix                       Mgmt          For                            For

9E.    Election of Director: Amr Kronfol                         Mgmt          For                            For

9F.    Election of Director: Anne M. McGeorge                    Mgmt          For                            For

9G.    Election of Director: Steven J. Shulman                   Mgmt          For                            For

10.    The Incentive Plan Proposal - To approve                  Mgmt          For                            For
       and adopt, assuming the Business
       Combination Proposal, the Charter Proposals
       and the NASDAQ Proposal are approved and
       adopted, the Specialists on Call, Inc. 2020
       Equity Incentive Plan (the "Incentive
       Plan") and material terms thereunder. A
       copy of the Incentive Plan is attached to
       the proxy statement/consent solicitation
       statement/prospectus as Annex C.

11.    The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt, assuming the Business
       Combination Proposal, the Charter Proposals
       and the NASDAQ Proposal are approved and
       adopted, the Specialists on Call, Inc. 2020
       Employee Stock Purchase Plan (the "Employee
       Stock Purchase Plan") and material terms
       thereunder. A copy of the Employee Stock
       Purchase Plan is attached to the proxy
       statement/consent solicitation
       statement/prospectus as Annex D.

12.    To consider and vote upon a proposal to                   Mgmt          For                            For
       approve, assuming the Business Combination
       Proposal and the Charter Proposals are
       approved and adopted, for purposes of
       complying with applicable provisions of
       Nasdaq Listing Rule 5635, the issuance of
       more than 20% of HCMC's issued and
       outstanding common stock in connection with
       the Business Combination and the PIPE
       Investment (as defined in the proxy
       statement/consent solicitation
       statement/prospectus), and the related
       change in control.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE MERGER CORP.                                                                     Agenda Number:  935286686
--------------------------------------------------------------------------------------------------------------------------
        Security:  42227L201
    Meeting Type:  Special
    Meeting Date:  30-Oct-2020
          Ticker:  HCCOU
            ISIN:  US42227L2016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve, assuming the Charter Proposals and
       the NASDAQ Proposal are approved and
       adopted, the Agreement and Plan of Merger,
       dated as of July 29, 2020, by and among
       Specialists On Call, Inc. ("SOC Telemed"),
       HCMC, Sabre Merger Sub I, Inc., a wholly
       owned subsidiary of HCMC ("First Merger
       Sub"), and Sabre Merger Sub II, LLC, a
       wholly owned subsidiary of HCMC ("Second
       Merger Sub"), pursuant to which First
       Merger Sub will merge with and into SOC
       Telemed, with SOC Telemed being the
       surviving corporation.

2.     Increase the total number of authorized                   Mgmt          For                            For
       shares of all classes of capital stock from
       111,000,000 shares to 505,000,000, which
       would consist of (i) 500,000,000 shares of
       Class A common stock and (ii) 5,000,000
       shares of preferred stock.

3.     Require the affirmative vote of either a                  Mgmt          For                            For
       majority of the board of directors then in
       office or the holders of two-thirds of the
       voting power of the outstanding shares of
       capital stock for the adoption, amendment,
       alteration or repeal of the bylaws;
       provided that if two-thirds of the board of
       directors then in office has approved such
       adoption, amendment alteration or repeal of
       any provisions of the bylaws, then only the
       affirmative vote of the holders of at least
       a majority of the voting power of the
       outstanding shares of capital stock.

4.     Require the affirmative vote of either a                  Mgmt          For                            For
       majority of the board of directors or the
       holders of two-thirds of the voting power
       of the outstanding shares of capital stock
       for the adoption, amendment, alteration or
       repeal of certain provisions of the
       charter; provided that if two-thirds of the
       board of directors has approved such
       adoption, amendment, alteration or repeal,
       then only the affirmative vote of the
       holders of at least a majority of the
       voting power of the outstanding shares of
       capital stock.

5.     Provide that certain transactions would not               Mgmt          For                            For
       be considered "competitive opportunities"
       and that each of Warburg Pincus Private
       Equity XI, L.P., Warburg Pincus Private
       Equity XI-B, L.P., Warburg Pincus XI
       Partners, L.P., WP XI Partners, L.P.,
       Warburg Pincus Private Equity XI-C, L.P.
       and WP XI Finance, LP and their respective
       affiliates, directors, principals,
       officers, employees and other
       representatives is not subject to the
       doctrine of corporate opportunity and does
       not have any duty to refrain from engaging
       directly or indirectly in an investment

6.     Provide that, in addition to the                          Mgmt          For                            For
       indemnification provisions in the existing
       charter, (i) HCMC shall be the indemnitor
       of first resort,(ii) HCMC shall be required
       to advance the full amount of expenses
       incurred by indemnitees and shall be liable
       for the full amount of all claims to the
       extent legally permitted (III) HCMC
       irrevocably waives, relinquishes and
       releases such persons from any and all
       claims against them for contribution,
       subrogation or any other recovery of any
       kind in respect thereof

7.     Clarify that the exclusive jurisdiction of                Mgmt          For                            For
       the Court of Chancery of the State of
       Delaware shall not apply to suits brought
       to enforce any duty or liability under the
       Securities Act of 1933, as amended, or the
       Securities Exchange Act of 1934, as amended
       ("Exchange Act"), or any other claim for
       which the federal courts have exclusive or
       concurrent jurisdiction. To the fullest
       extent permitted by law, the federal
       district courts of the United States of
       America shall be the sole and exclusive
       forum for the resolution of claims arising
       under the Securities Act.

8.     Authorize all other proposed changes,                     Mgmt          For                            For
       including, among others, those (i)
       resulting from the Business Combination,
       including changing the post-business
       combination corporate name from "Healthcare
       Merger Corp." to "SOC Telemed, Inc." and
       removing certain provisions relating to
       HCMC's prior status as a blank check
       company and HCMC Class B common stock that
       will no longer apply upon the Closing, or
       (ii) that are administrative or clarifying
       in nature, including the deletion of
       language without substantive effect.

9A.    Election of Director: Bobbie Byrne                        Mgmt          For                            For

9B.    Election of Director: Thomas J. Carella                   Mgmt          For                            For

9C.    Election of Director: Joseph P. Greskoviak                Mgmt          For                            For

9D.    Election of Director: John W. Kalix                       Mgmt          For                            For

9E.    Election of Director: Amr Kronfol                         Mgmt          For                            For

9F.    Election of Director: Anne M. McGeorge                    Mgmt          For                            For

9G.    Election of Director: Steven J. Shulman                   Mgmt          For                            For

10.    The Incentive Plan Proposal - To approve                  Mgmt          For                            For
       and adopt, assuming the Business
       Combination Proposal, the Charter Proposals
       and the NASDAQ Proposal are approved and
       adopted, the Specialists on Call, Inc. 2020
       Equity Incentive Plan (the "Incentive
       Plan") and material terms thereunder. A
       copy of the Incentive Plan is attached to
       the proxy statement/consent solicitation
       statement/prospectus as Annex C.

11.    The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt, assuming the Business
       Combination Proposal, the Charter Proposals
       and the NASDAQ Proposal are approved and
       adopted, the Specialists on Call, Inc. 2020
       Employee Stock Purchase Plan (the "Employee
       Stock Purchase Plan") and material terms
       thereunder. A copy of the Employee Stock
       Purchase Plan is attached to the proxy
       statement/consent solicitation
       statement/prospectus as Annex D.

12.    To consider and vote upon a proposal to                   Mgmt          For                            For
       approve, assuming the Business Combination
       Proposal and the Charter Proposals are
       approved and adopted, for purposes of
       complying with applicable provisions of
       Nasdaq Listing Rule 5635, the issuance of
       more than 20% of HCMC's issued and
       outstanding common stock in connection with
       the Business Combination and the PIPE
       Investment (as defined in the proxy
       statement/consent solicitation
       statement/prospectus), and the related
       change in control.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132R104
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VTA
            ISIN:  US46132R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          Split 98% For 2% Withheld      Split
       Anthony J. LaCava, Jr.                                    Mgmt          Split 95% For 5% Withheld      Split
       Joel W. Motley                                            Mgmt          Split 98% For 2% Withheld      Split
       Teresa M. Ressel                                          Mgmt          Split 95% For 5% Withheld      Split
       Christopher L. Wilson                                     Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          Split 99% For 1% Withheld      Split
       Anthony J. LaCava, Jr.                                    Mgmt          Split 95% For 5% Withheld      Split
       Joel W. Motley                                            Mgmt          Split 99% For 1% Withheld      Split
       Teresa M. Ressel                                          Mgmt          Split 95% For 5% Withheld      Split
       Christopher L. Wilson                                     Mgmt          Split 99% For 1% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 IVY HIGH INCOME OPPORTUNITIES FUND                                                          Agenda Number:  935335275
--------------------------------------------------------------------------------------------------------------------------
        Security:  465893105
    Meeting Type:  Special
    Meeting Date:  01-Apr-2021
          Ticker:  IVH
            ISIN:  US4658931054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          Split 92% For 5% Against 3% AbstainSplit
       agreement for the Fund.

2.     To approve sub-advisory agreements between                Mgmt          Split 92% For 5% Against 3% AbstainSplit
       Delaware Management Company, a series of
       Macquarie Investment Management Business
       Trust, and each of Macquarie Investment
       Management Austria Kapitalanlage AG,
       Macquarie Investment Management Global
       Limited and Macquarie Investment Management
       Europe Limited.




--------------------------------------------------------------------------------------------------------------------------
 IVY HIGH INCOME OPPORTUNITIES FUND                                                          Agenda Number:  935335263
--------------------------------------------------------------------------------------------------------------------------
        Security:  465893F62
    Meeting Type:  Special
    Meeting Date:  01-Apr-2021
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph Harroz, Jr.**                                      Mgmt          Split 88% For 12% Withheld     Split
       Ann D. Borowiec**                                         Mgmt          Split 88% For 12% Withheld     Split
       Jerome D. Abernathy**                                     Mgmt          Split 88% For 12% Withheld     Split
       Janet L. Yeomans**                                        Mgmt          Split 88% For 12% Withheld     Split
       John A. Fry**                                             Mgmt          Split 88% For 12% Withheld     Split
       Sandra A.J. Lawrence#                                     Mgmt          Split 88% For 12% Withheld     Split
       Shawn K. Lytle#                                           Mgmt          Split 88% For 12% Withheld     Split
       Thomas L. Bennett#                                        Mgmt          Split 88% For 12% Withheld     Split
       Thomas K. Whitford#                                       Mgmt          Split 88% For 12% Withheld     Split
       H. Jeffrey Dobbs*                                         Mgmt          Split 87% For 13% Withheld     Split
       F. A. Sevilla-Sacasa*                                     Mgmt          Split 88% For 12% Withheld     Split
       Christianna Wood*                                         Mgmt          Split 88% For 12% Withheld     Split
       Joseph W. Chow*                                           Mgmt          Split 88% For 12% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 LEGACY ACQUISITION CORP.                                                                    Agenda Number:  935297122
--------------------------------------------------------------------------------------------------------------------------
        Security:  524643111
    Meeting Type:  Consent
    Meeting Date:  25-Nov-2020
          Ticker:  LGCWS
            ISIN:  US5246431119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve amendments to that certain                     Mgmt          For                            For
       Warrant Agreement, dated as of November 16,
       2017, between the Company and Continental
       Stock Transfer & Trust Company (the
       "Warrant Agreement").




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935194756
--------------------------------------------------------------------------------------------------------------------------
        Security:  95768B107
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HYI
            ISIN:  US95768B1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          Split 95% For 3% Against 2% Abstain*
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          Split 94% For 3% Against 3% Abstain*
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          Split 94% For 3% Against 3% Abstain*
       with: Western Asset Management Company
       Limited.

2E.    To approve a New Subadvisory Agreement                    Mgmt          Split 94% For 3% Against 3% Abstain*
       with: Western Asset Management Company Ltd.

2F.    To approve a New Subadvisory Agreement                    Mgmt          Split 94% For 3% Against 3% Abstain*
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935273918
--------------------------------------------------------------------------------------------------------------------------
        Security:  95768B107
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  HYI
            ISIN:  US95768B1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          Split 51% For 48% Against 1% AbstainSplit
       until the 2023 Annual Meeting of
       Stockholders: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          Split 51% For 48% Against 1% AbstainSplit
       until the 2023 Annual Meeting of
       Stockholders: Eileen A. Kamerick

2.     To ratify the selection of                                Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending May 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935273920
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766M105
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  MMU
            ISIN:  US95766M1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          Split 94% For 3% Against 3% AbstainSplit
       until the 2023 Annual Meeting of
       Stockholders: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          Split 94% For 3% Against 3% AbstainSplit
       until the 2023 Annual Meeting of
       Stockholders: William R. Hutchinson

2.     To ratify the selection of                                Mgmt          Split 95% For 3% Against 2% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending May 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS CAPITAL AND INCOME                                                      Agenda Number:  935342129
--------------------------------------------------------------------------------------------------------------------------
        Security:  50208A102
    Meeting Type:  Annual
    Meeting Date:  09-Apr-2021
          Ticker:  SCD
            ISIN:  US50208A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director to serve until               Mgmt          Split 55% For 42% Against 3% AbstainSplit
       the 2024 Annual Meeting of Stockholders:
       Carol L. Colman

1.2    Election of Class I Director to serve until               Mgmt          Split 55% For 42% Against 3% AbstainSplit
       the 2024 Annual Meeting of Stockholders:
       Daniel P. Cronin

1.3    Election of Class I Director to serve until               Mgmt          Split 54% For 43% Against 3% AbstainSplit
       the 2024 Annual Meeting of Stockholders:
       Paolo M. Cucchi

2.     To ratify the selection of                                Mgmt          Split 95% For 2% Against 3% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending November 30,
       2021.




--------------------------------------------------------------------------------------------------------------------------
 LF CAPITAL ACQUISTION CORP                                                                  Agenda Number:  935267915
--------------------------------------------------------------------------------------------------------------------------
        Security:  50200K108
    Meeting Type:  Special
    Meeting Date:  17-Sep-2020
          Ticker:  LFAC
            ISIN:  US50200K1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Proposal to amend the                Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation, as previously amended, to
       extend the date by which the Company must
       consummate a business combination from
       September 22, 2020 to December 22, 2020.

2.     Adjournment of the Special Meeting Proposal               Mgmt          For                            For
       to direct the chairman of the special
       meeting to adjourn the special meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Meeting, there are not
       sufficient votes to approve the foregoing
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 LF CAPITAL ACQUISTION CORP                                                                  Agenda Number:  935311364
--------------------------------------------------------------------------------------------------------------------------
        Security:  50200K116
    Meeting Type:  Special
    Meeting Date:  14-Dec-2020
          Ticker:  LFACW
            ISIN:  US50200K1161
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to amend (the "Warrant Amendment")               Mgmt          For                            For
       the warrant agreement that governs all of
       the Company's outstanding public warrants.

2.     Proposal to adjourn the Warrant Holders                   Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if it is determined by
       the Company that more time is necessary or
       appropriate to approve the Warrant
       Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935242836
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  14-Jul-2020
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dr. Bob Froehlich                                         Mgmt          Split 83% For 17% Withheld     Split
       Edward Constantino                                        Mgmt          Split 84% For 16% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935250388
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Special
    Meeting Date:  28-Aug-2020
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a change in the Fund's business                Mgmt          Split 90% For 6% Against 4% AbstainSplit
       from a registered investment company that
       invests primarily in debt and equity
       securities to a diversified REIT and to
       amend the Fund's fundamental investment
       restrictions to permit the Fund to engage
       in its new business (the "Business Change
       Proposal").

2.     To approve the amendment and restatement of               Mgmt          Split 89% For 7% Against 4% AbstainSplit
       the Fund's Agreement and Declaration of
       Trust (the "Amendment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935432459
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  11-Jun-2021
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class III Trustee to serve for                Mgmt          Split 87% For 13% Abstain      Split
       a three year term expiring at the 2024
       Annual Meeting: John Honis




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT-FREE MUNICIPAL CREDIT INC FD                                                     Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  67071L106
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NVG
            ISIN:  US67071L1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          Split 96% For 4% Withheld      Split
       Terence J. Toth                                           Mgmt          Split 96% For 4% Withheld      Split
       Robert L. Young                                           Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN CALIFORNIA AMT FREE MUNI INC FD                                                      Agenda Number:  935285785
--------------------------------------------------------------------------------------------------------------------------
        Security:  670651108
    Meeting Type:  Annual
    Meeting Date:  16-Nov-2020
          Ticker:  NKX
            ISIN:  US6706511085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John K. Nelson                                            Mgmt          Split 64% For 36% Withheld     Split
       Terence J. Toth                                           Mgmt          Split 63% For 37% Withheld     Split
       Robert L. Young                                           Mgmt          Split 64% For 36% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN CALIFORNIA QUALITY MUNI INC FD                                                       Agenda Number:  935285785
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066Y105
    Meeting Type:  Annual
    Meeting Date:  16-Nov-2020
          Ticker:  NAC
            ISIN:  US67066Y1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John K. Nelson                                            Mgmt          Split 66% For 34% Withheld     Split
       Terence J. Toth                                           Mgmt          Split 65% For 35% Withheld     Split
       Robert L. Young                                           Mgmt          Split 66% For 34% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DIVERSIFIED DIVIDEND AND INC FD                                                      Agenda Number:  935346139
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EP105
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  JDD
            ISIN:  US6706EP1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Jack B. Evans                                             Mgmt          Split 55% For 45% Withheld     Split
       Albin F. Moschner                                         Mgmt          Split 55% For 45% Withheld     Split
       Matthew Thornton III                                      Mgmt          Split 71% For 29% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPP FD                                                          Agenda Number:  935346141
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Jack B. Evans                                             Mgmt          Split 32% For 68% Withheld     Split
       Matthew Thornton III                                      Mgmt          Split 65% For 35% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN GLOBAL HIGH INCOME FUND                                                              Agenda Number:  935336532
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075G103
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2021
          Ticker:  JGH
            ISIN:  US67075G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack B. Evans                                             Mgmt          No vote
       Albin F. Moschner                                         Mgmt          No vote
       Matthew Thornton III                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN HIGH INC NOV 2021 TARGET TERM FD                                                     Agenda Number:  935346139
--------------------------------------------------------------------------------------------------------------------------
        Security:  67077N106
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  JHB
            ISIN:  US67077N1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Jack B. Evans                                             Mgmt          Split 44% For 56% Withheld     Split
       Albin F. Moschner                                         Mgmt          Split 44% For 56% Withheld     Split
       Matthew Thornton III                                      Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  935346139
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Jack B. Evans                                             Mgmt          Split 71% For 29% Withheld     Split
       Albin F. Moschner                                         Mgmt          Split 71% For 29% Withheld     Split
       Matthew Thornton III                                      Mgmt          Split 90% For 10% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          Split 76% For 24% Withheld     Split
       Terence J. Toth                                           Mgmt          Split 81% For 19% Withheld     Split
       Robert L. Young                                           Mgmt          Split 82% For 18% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 OAKTREE SPECIALTY LENDING CORPORATION                                                       Agenda Number:  935330946
--------------------------------------------------------------------------------------------------------------------------
        Security:  67401P108
    Meeting Type:  Annual
    Meeting Date:  15-Mar-2021
          Ticker:  OCSL
            ISIN:  US67401P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Deborah Gero                        Mgmt          No vote

1B.    Election of Director: Craig Jacobson                      Mgmt          No vote

2.     To ratify the appointment of Ernst & Young                Mgmt          No vote
       LLP as the Independent Registered Public
       Accounting Firm for the Company for the
       fiscal year ending September 30, 2021.

3.     To approve the issuance of shares of common               Mgmt          No vote
       stock, par value $0.01 per share, of the
       Company to be issued pursuant to the
       Agreement and Plan of Merger, dated as of
       October 28, 2020, among Oaktree Strategic
       Income Corporation, a Delaware corporation
       ("OCSI"), the Company, Lion Merger Sub,
       Inc., a Delaware corporation and a direct
       wholly-owned subsidiary of the Company,
       and, for the limited purposes set forth
       therein, Oaktree Fund Advisors, LLC, a
       Delaware limited liability company and
       investment adviser to each of the Company
       and OCSI.




--------------------------------------------------------------------------------------------------------------------------
 OWL ROCK CAPITAL CORPORATION                                                                Agenda Number:  935331037
--------------------------------------------------------------------------------------------------------------------------
        Security:  69121K104
    Meeting Type:  Special
    Meeting Date:  17-Mar-2021
          Ticker:  ORCC
            ISIN:  US69121K1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Company's entry into an                    Mgmt          No vote
       amended and restated investment advisory
       agreement (the "New Advisory Agreement")
       between the Company and Owl Rock Capital
       Advisors LLC (the "Adviser"), pursuant to
       which the Adviser will continue to provide
       investment advisory and management services
       to the Company following the change in
       control of the Adviser with no changes to
       terms, as more fully described in the
       accompanying proxy statement (the "New
       Advisory Agreement Proposal").

2.     To approve the adjournment of the Special                 Mgmt          No vote
       Meeting, if necessary or appropriate, to
       solicit additional proxies if there are
       insufficient votes at the time of the
       Special Meeting to approve the New Advisory
       Agreement Proposal (the "Adjournment
       Proposal").




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  935329664
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346H100
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2021
          Ticker:  ISD
            ISIN:  US69346H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Scott E. Benjamin                                         Mgmt          Split 83% For 17% Withheld     Split
       Linda W. Bynoe                                            Mgmt          Split 42% For 58% Withheld     Split
       Laurie Simon Hodrick                                      Mgmt          Split 66% For 34% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  935329676
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346J106
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2021
          Ticker:  GHY
            ISIN:  US69346J1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Scott E. Benjamin                                         Mgmt          Split 68% For 32% Withheld     Split
       Linda W. Bynoe                                            Mgmt          Split 27% For 73% Withheld     Split
       Laurie Simon Hodrick                                      Mgmt          Split 48% For 52% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 ROYCE GLOBAL VALUE TRUST, INC.                                                              Agenda Number:  935263094
--------------------------------------------------------------------------------------------------------------------------
        Security:  78081T104
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2020
          Ticker:  RGT
            ISIN:  US78081T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Christopher D. Clark                                      Mgmt          Split 56% For 44% Withheld     Split
       Christopher C. Grisanti                                   Mgmt          Split 55% For 45% Withheld     Split
       Cecile B. Harper                                          Mgmt          Split 56% For 44% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 ROYCE GLOBAL VALUE TRUST, INC.                                                              Agenda Number:  935271964
--------------------------------------------------------------------------------------------------------------------------
        Security:  78081T104
    Meeting Type:  Special
    Meeting Date:  17-Dec-2020
          Ticker:  RGT
            ISIN:  US78081T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to consider and approve a new                    Mgmt          No vote
       investment advisory agreement, by and
       between Royce & Associates, LP and Royce
       Global Value Trust, Inc.




--------------------------------------------------------------------------------------------------------------------------
 ROYCE MICRO-CAP TRUST, INC.                                                                 Agenda Number:  935221541
--------------------------------------------------------------------------------------------------------------------------
        Security:  780915104
    Meeting Type:  Special
    Meeting Date:  14-Jul-2020
          Ticker:  RMT
            ISIN:  US7809151043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to consider and approve a new                    Mgmt          Split 94% For 4% Against 2% AbstainSplit
       investment advisory agreement, by and
       between Royce & Associates, LP and Royce
       Micro-Cap Trust, Inc.




--------------------------------------------------------------------------------------------------------------------------
 ROYCE MICRO-CAP TRUST, INC.                                                                 Agenda Number:  935263082
--------------------------------------------------------------------------------------------------------------------------
        Security:  780915104
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2020
          Ticker:  RMT
            ISIN:  US7809151043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Christopher D. Clark                                      Mgmt          Split 96% For 4% Withheld      Split
       Christopher C. Grisanti                                   Mgmt          Split 92% For 8% Withheld      Split
       Cecile B. Harper                                          Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 ROYCE VALUE TRUST, INC.                                                                     Agenda Number:  935221553
--------------------------------------------------------------------------------------------------------------------------
        Security:  780910105
    Meeting Type:  Special
    Meeting Date:  29-Jul-2020
          Ticker:  RVT
            ISIN:  US7809101055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to consider and approve a new                    Mgmt          Split 94% For 4% Against 2% AbstainSplit
       investment advisory agreement, by and
       between Royce & Associates, LP and Royce
       Value Trust, Inc.




--------------------------------------------------------------------------------------------------------------------------
 ROYCE VALUE TRUST, INC.                                                                     Agenda Number:  935263070
--------------------------------------------------------------------------------------------------------------------------
        Security:  780910105
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2020
          Ticker:  RVT
            ISIN:  US7809101055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Christopher D. Clark                                      Mgmt          Split 94% For 6% Withheld      Split
       Christopher C. Grisanti                                   Mgmt          Split 87% For 13% Withheld     Split
       Cecile B. Harper                                          Mgmt          Split 94% For 6% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 SOURCE CAPITAL, INC.                                                                        Agenda Number:  935391261
--------------------------------------------------------------------------------------------------------------------------
        Security:  836144105
    Meeting Type:  Annual
    Meeting Date:  10-May-2021
          Ticker:  SOR
            ISIN:  US8361441053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Atwood                                                    Mgmt          Split 63% For 37% Withheld     Split
       Brown                                                     Mgmt          Split 63% For 37% Withheld     Split
       Lipson                                                    Mgmt          Split 63% For 37% Withheld     Split
       Osborne                                                   Mgmt          Split 63% For 37% Withheld     Split
       Pisano                                                    Mgmt          Split 63% For 37% Withheld     Split
       Purcell                                                   Mgmt          Split 63% For 37% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 SPROTT FUNDS                                                                                Agenda Number:  935259881
--------------------------------------------------------------------------------------------------------------------------
        Security:  85208J109
    Meeting Type:  Annual
    Meeting Date:  09-Sep-2020
          Ticker:  FUND
            ISIN:  US85208J1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Barbara Connolly Keady                                    Mgmt          Split 93% For 7% Withheld      Split
       Peyton Tansill Muldoon                                    Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON EMERGING MKTS INCOME FUND                                                         Agenda Number:  935364149
--------------------------------------------------------------------------------------------------------------------------
        Security:  880192109
    Meeting Type:  Annual
    Meeting Date:  27-May-2021
          Ticker:  TEI
            ISIN:  US8801921094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ann Torre Bates                                           Mgmt          Split 77% For 23% Withheld     Split
       David W. Niemiec                                          Mgmt          Split 77% For 23% Withheld     Split
       Larry D. Thompson                                         Mgmt          Split 70% For 30% Withheld     Split
       Robert E. Wade                                            Mgmt          Split 77% For 23% Withheld     Split

2.     The ratification of the selection of                      Mgmt          Split 77% For 22% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Fund for the fiscal year
       ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 VOYA EMERGING MKTS HIGH DIVIDEND EY FD                                                      Agenda Number:  935223785
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912P108
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  IHD
            ISIN:  US92912P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Martin J. Gavin                                           Mgmt          Split 92% For 8% Withheld      Split
       Dina Santoro                                              Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 VOYA EMERGING MKTS HIGH DIVIDEND EY FD                                                      Agenda Number:  935428284
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912P108
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2021
          Ticker:  IHD
            ISIN:  US92912P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          Split 91% For 9% Withheld      Split
       Joseph E. Obermeyer                                       Mgmt          Split 91% For 9% Withheld      Split
       Christopher P. Sullivan                                   Mgmt          Split 91% For 9% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 VOYA GBL ADVANTAGE AND PREMIUM OPP FD                                                       Agenda Number:  935428284
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912R104
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2021
          Ticker:  IGA
            ISIN:  US92912R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          Split 98% For 2% Withheld      Split
       Joseph E. Obermeyer                                       Mgmt          Split 97% For 3% Withheld      Split
       Christopher P. Sullivan                                   Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 VOYA GBL EQ DIVIDEND AND PREMIUM OPP FD                                                     Agenda Number:  935223785
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912T100
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  IGD
            ISIN:  US92912T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Martin J. Gavin                                           Mgmt          Split 74% For 26% Withheld     Split
       Dina Santoro                                              Mgmt          Split 81% For 19% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 VOYA GBL EQ DIVIDEND AND PREMIUM OPP FD                                                     Agenda Number:  935428284
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912T100
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2021
          Ticker:  IGD
            ISIN:  US92912T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          Split 77% For 23% Withheld     Split
       Joseph E. Obermeyer                                       Mgmt          Split 77% For 23% Withheld     Split
       Christopher P. Sullivan                                   Mgmt          Split 86% For 14% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 VOYA INTNL HIGH DIVIDEND EQ INC FD                                                          Agenda Number:  935223797
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912Y109
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  IID
            ISIN:  US92912Y1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Martin J. Gavin                                           Mgmt          Split 78% For 22% Withheld     Split
       Dina Santoro                                              Mgmt          Split 78% For 22% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  935194768
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          Split 96% For 2% Against 2% Abstain*
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          Split 96% For 2% Against 2% Abstain*
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          Split 96% For 2% Against 2% Abstain*
       with: Western Asset Management Company
       Limited.

2F.    To approve a New Subadvisory Agreement                    Mgmt          Split 96% For 2% Against 2% Abstain*
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  935276180
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          Split 77% For 22% Against 1% AbstainSplit
       until the 2023 Annual Meeting of
       Stockholders: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          Split 77% For 22% Against 1% AbstainSplit
       until the 2023 Annual Meeting of
       Stockholders: Eileen A. Kamerick

2.     To ratify the selection of                                Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending December 31,
       2020.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET GBL HIGH INC FD INC.                                                          Agenda Number:  935196116
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766B109
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  EHI
            ISIN:  US95766B1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          No vote
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company
       Limited.

2F.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET GBL HIGH INC FD INC.                                                          Agenda Number:  935275001
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766B109
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  EHI
            ISIN:  US95766B1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director to serve until               Mgmt          Split 82% For 17% Against 1% AbstainSplit
       the 2023 Annual Meeting of Stockholders:
       Carol L. Colman

1.2    Election of Class I Director to serve until               Mgmt          Split 81% For 18% Against 1% AbstainSplit
       the 2023 Annual Meeting of Stockholders:
       Daniel P. Cronin

1.3    Election of Class I Director to serve until               Mgmt          Split 81% For 18% Against 1% AbstainSplit
       the 2023 Annual Meeting of Stockholders:
       Paolo M. Cucchi

2.     To ratify the selection of                                Mgmt          Split 99% For 1% Abstain       Split
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending May 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935196130
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          No vote
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company
       Limited.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935342078
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  09-Apr-2021
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class II Director to serve                    Mgmt          Split 60% For 39% Against 1% AbstainSplit
       until the 2024 Annual Meeting of
       Stockholders: Paolo M. Cucchi

1.2    Election of Class II Director to serve                    Mgmt          Split 66% For 33% Against 1% AbstainSplit
       until the 2024 Annual Meeting of
       Stockholders: Eileen A. Kamerick

1.3    Election of Class II Director to serve                    Mgmt          Split 91% For 8% Against 1% AbstainSplit
       until the 2024 Annual Meeting of
       Stockholders: Jane Trust

2.     To ratify the selection of                                Mgmt          Split 97% For 2% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending September 30,
       2021.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INCOME FUND II INC                                                       Agenda Number:  935196154
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766J102
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HIX
            ISIN:  US95766J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          No vote
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company
       Limited.

2F.    To approve a New Subadvisory Agreement                    Mgmt          No vote
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INCOME FUND II INC                                                       Agenda Number:  935275013
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766J102
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  HIX
            ISIN:  US95766J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director to serve until               Mgmt          Split 74% For 25% Against 1% AbstainSplit
       2023 Annual Meeting of Stockholders: Robert
       D. Agdern

1.2    Election of Class I Director to serve until               Mgmt          Split 73% For 26% Against 1% AbstainSplit
       2023 Annual Meeting of Stockholders: Daniel
       P. Cronin

1.3    Election of Class I Director to serve until               Mgmt          Split 74% For 25% Against 1% AbstainSplit
       2023 Annual Meeting of Stockholders: Eileen
       A. Kamerick

1.4    Election of Class II Director to serve                    Mgmt          Split 73% For 26% Against 1% AbstainSplit
       until 2021 Annual Meeting of Stockholders:
       Paolo M. Cucchi

2.     To ratify the selection of                                Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending April 30, 2021.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET/CLAYMORE LINKED OPP & INC                                                     Agenda Number:  935233077
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766R104
    Meeting Type:  Special
    Meeting Date:  14-Jul-2020
          Ticker:  WIW
            ISIN:  US95766R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new management agreement with                Mgmt          Split 90% For 10% Against      Split
       Western Asset Management Company, LLC

2A.    To approve a new subadvisory agreement                    Mgmt          Split 89% For 10% Against 1% AbstainSplit
       with: Western Asset Management Company
       Limited

2B.    To approve a new subadvisory agreement                    Mgmt          Split 89% For 10% Against 1% AbstainSplit
       with: Western Asset Management Company Ltd

2C.    To approve a new subadvisory agreement                    Mgmt          Split 89% For 10% Against 1% AbstainSplit
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET/CLAYMORE LINKED OPP & INC                                                     Agenda Number:  935394596
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766R104
    Meeting Type:  Annual
    Meeting Date:  14-May-2021
          Ticker:  WIW
            ISIN:  US95766R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Abeles, Jr.                                        Mgmt          Split 69% For 31% Withheld     Split
       Jane F. Dasher                                            Mgmt          Split 69% For 31% Withheld     Split
       Anita L. DeFrantz                                         Mgmt          Split 68% For 32% Withheld     Split
       Jane E. Trust                                             Mgmt          Split 89% For 11% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 XAI OCTAGON FUNDS                                                                           Agenda Number:  935411316
--------------------------------------------------------------------------------------------------------------------------
        Security:  98400T205
    Meeting Type:  Annual
    Meeting Date:  18-May-2021
          Ticker:  XFLTPR
            ISIN:  US98400T2050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class I Trustee of the Trust,                 Mgmt          Split 99% For 1% Against       Split
       to be elected by common shares and
       preferred shares voting as a single class,
       to serve until the 2024 annual meeting:
       Theodore J. Brombach

1B.    Election of Class I Trustee of the Trust,                 Mgmt          Split 99% For 1% Against       Split
       to be elected by preferred shares voting as
       a separate class, to serve until the 2024
       annual meeting: Danielle Cupps



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RiverNorth Funds
By (Signature)       /s/ Patrick W. Galley
Name                 Patrick W. Galley
Title                Chief Executive Officer
Date                 08/04/2021